Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total equity-based compensation	$ 165,007	$ 108,014	$ 560,060	$ 4,890
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total equity-based compensation	102,488	95,657	380,631
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total equity-based compensation	$ 62,519	$ 12,357	$ 179,429	$ 4,890